Fair Value Measurements (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurements
Securities held in trust account	$ 31,987,191	$ 205,927,087	$ 202,006,302
US Treasury Securities
Fair Value Measurements
Securities held in trust account	31,987,191	205,927,087	202,006,302
Level 1 | Recurring | Public Warrants
Liabilities:
Warrant liability	900,000	300,000	4,800,000
Level 1 | US Treasury Securities | Recurring
Assets:
U.S. Treasury securities	31,987,191	205,927,087	202,006,302
Level 3 | Recurring | Private Placement Warrants
Liabilities:
Warrant liability	$ 720,000	$ 240,000	$ 4,192,000